ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 54,703,405	$ 22,646,793
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	52,436,969	21,026,874
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 2,266,436	$ 1,619,919